Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2013 Series E redeemable convertible preferred stock	Jan. 31, 2013 Series E redeemable convertible preferred stock	Jan. 31, 2012 Series E redeemable convertible preferred stock	Apr. 30, 2013 Series D redeemable convertible preferred stock	Jan. 31, 2013 Series D redeemable convertible preferred stock	Jan. 31, 2012 Series D redeemable convertible preferred stock	Apr. 30, 2013 Series A-1 redeemable convertible preferred stock	Jan. 31, 2013 Series A-1 redeemable convertible preferred stock	Jan. 31, 2012 Series A-1 redeemable convertible preferred stock	Apr. 30, 2013 Series B redeemable convertible preferred stock	Jan. 31, 2013 Series B redeemable convertible preferred stock	Jan. 31, 2012 Series B redeemable convertible preferred stock	Apr. 30, 2013 Series C redeemable convertible preferred stock	Jan. 31, 2013 Series C redeemable convertible preferred stock	Jan. 31, 2012 Series C redeemable convertible preferred stock
Redeemable convertible preferred stock, par value per share (in dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, authorized shares				0	1,600,000	1,600,000	0	2,247,941	2,247,941	0	3,409,977	3,409,977	0	2,882,062	2,882,062	0	4,531,291	4,531,291
Redeemable convertible preferred stock, issued shares				0	1,553,393	1,553,393	0	2,226,860	2,226,860	0	3,368,552	3,368,552	0	2,836,586	2,836,586	0	4,350,478	4,350,478
Redeemable convertible preferred stock, outstanding shares				0	1,553,393	1,553,393	0	2,226,860	2,226,860	0	3,368,552	3,368,552	0	2,836,586	2,836,586	0	4,350,478	4,350,478
Redeemable convertible preferred stock, liquidation value (in dollars)					$ 20,000	$ 20,000		$ 15,850	$ 15,850		$ 8,421	$ 8,421		$ 7,985	$ 7,985		$ 16,412	$ 16,412
Preferred stock, par value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, authorized shares	10,000,000	0	0
Preferred stock, issued shares	0	0	0
Preferred stock, outstanding shares	0	0	0
Common stock, par value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, authorized shares	200,000,000	50,000,000	50,000,000
Common stock, issued shares	23,923,986	2,398,895	1,975,664
Common stock, outstanding shares	23,923,986	2,398,895	1,975,664